OPERATING LEASES RIGHT OF USE ASSETS (Details)	Dec. 31, 2021 USD ($)
OPERATING LEASES RIGHT OF USE ASSETS (Details Narrative)
2022	$ 129,362
2023	129,362,000
2024	129,362
2025	129,362
Less: Imputed interest/present value discount	(63,334,000)
Total	$ 454,114,000